Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash flow from operating activities
Net (loss)/profit	₨ 138,493	$ 2,002	₨ (1,022,229)	₨ (1,191,569)
Adjustments to reconcile net loss/(profit) to net cash provided from/(used in) operating activities:
Income taxes and deferred tax	(507,642)	(7,340)	(655,229)	383,250
Depreciation and amortization	2,137,133	30,901	1,882,451	1,046,565
Change in fair value of CCD’s and Series E and G CCPS				164,200
Amortization of hedging cost	1,036,762	14,991	575,225
Loss on disposal of property plant and equipment	54,935	794	8,955	4,340
Share based compensation	82,699	1,196	25,060	13,774
Amortization of debt financing costs	266,814	3,858	747,520	114,085
Realized gain on short term investments	(148,334)	(2,145)	(167,520)	(72,179)
Deferred rent	81,435	1,177	56,787	59,500
Allowance for doubtful accounts	40,208	581	84,081
Employee benefit	10,727	155
Loan prepayment charges			676,043
Loss / (gain) on foreign currency exchange, net	442,001	6,391	45,716	(109,128)
Changes in operating assets and liabilities
Accounts receivable, net	(1,123,829)	(16,250)	(1,168,931)	(581,850)
Prepaid expenses and other current assets	(265,832)	(3,844)	(641,559)	(122,871)
Other assets	(725,243)	(10,486)	141,421	(344,562)
Accounts payable	(34,778)	(503)	124,265	18,902
Interest payable	(300,836)	(4,350)	1,031,154	63,187
Deferred revenue	398,845	5,767	179,296	193,285
Other liabilities	532,358	7,699	(83,381)	333,881
Net cash flows (used in)/ provided by from in operating activities	2,115,916	30,594	1,839,125	(27,190)
Cash flow used in investing activities
Purchase of property plant and equipment	(26,007,142)	(376,043)	(19,629,436)	(15,421,498)
Purchase of software	(47,125)	(681)	(36,214)	(11,151)
Purchase of available for sale securities	(12,084,500)	(174,733)	(10,484,300)	(12,937,425)
Sale of available for sale securities	13,581,995	196,385	12,499,038	9,744,735
Investment in subsidiary	(1,474,454)	(21,319)	(397,211)
Net cash flows used in investing activities	(26,031,226)	(376,391)	(18,048,123)	(18,625,339)
Cash from financing activities
Proceeds from issuance of Green Bonds			31,260,069
Proceeds from term and other loans	15,558,167	224,959	10,683,246	20,993,944
Proceeds from issuance of debentures	1,477,930	21,370	1,864,584
Repayments of term and other loans	(3,785,602)	(54,737)	(26,396,790)	(6,373,210)
Loan prepayment charges			(676,043)
Proceeds from issuance of equity shares	13,706,162	198,180	16,405	7,657,467
Cost of issuance of equity shares	(69,287)	(1,001)		(942,824)
Proceeds from series I				1,658,166
Proceeds from issuance of equity shares to non-controlling interest			64,610	1,337,964
Net cash provided by financing activities	26,887,370	388,771	16,816,081	24,331,507
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(69,350)	(1,002)	2,815	10,231
Net increase in cash and cash equivalents, and restricted cash (refer note 2 (f))	2,972,060	42,974	607,083	5,678,978
Cash and cash equivalents and restricted cash at the beginning of the period	11,083,021	160,252	10,473,123	4,783,914
Cash and cash equivalents and restricted cash at the end of the period	13,985,731	202,222	11,083,021	10,473,123
Supplemental disclosure of cash flow information
Cash paid during the year for interest	6,237,026	90,183	3,090,257	2,632,667
Cash paid during the year for income taxes	₨ 614,842	$ 8,889	₨ 538,796	546,578
Non-cash conversion of CCPS and CCD’s				₨ 15,358,230